Risk and Capital Management - Schedule of Off Balance Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	R$ 434,607	R$ 388,787
Derivatives	69,760	85,413
Other financial liabilities	241,448	192,407
Undiscounted Cash Flows
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	1,116,952	1,059,839
Central Bank of Brazil deposits	(167,275)	(160,698)
Securities sold under repurchase agreements	540,833	454,198
Interbank market funds	436,174	398,447
Institutional market funds	173,878	175,678
Derivatives	69,760	85,413
Other financial liabilities	1,629	544
Total financial liabilities	2,171,951	2,013,421
Undiscounted Cash Flows | Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	177,305	180,730
Central Bank of Brazil deposits	(22,349)	(30,763)
Undiscounted Cash Flows | Interbank
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	11,838	7,566
Undiscounted Cash Flows | Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	791,805	740,132
Central Bank of Brazil deposits	(123,934)	(107,755)
Undiscounted Cash Flows | Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	135,383	124,920
Central Bank of Brazil deposits	(20,992)	(22,180)
Undiscounted Cash Flows | Other deposits
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	621	6,491
Undiscounted Cash Flows | Government securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	450,530	358,604
Undiscounted Cash Flows | Corporate securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	57,208	44,249
Undiscounted Cash Flows | Foreign
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	33,095	51,345
Undiscounted Cash Flows | Forward
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	4,381	1,450
Undiscounted Cash Flows | Options
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	8,402	20,588
Undiscounted Cash Flows | Swaps
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	45,453	51,394
Undiscounted Cash Flows | Other derivatives
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	11,524	11,981
0-30 | Undiscounted Cash Flows
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	1,011,753	894,493
Central Bank of Brazil deposits	(152,376)	(137,510)
Securities sold under repurchase agreements	351,460	352,257
Interbank market funds	284,186	189,700
Institutional market funds	1,048	5,163
Derivatives	11,408	10,775
Other financial liabilities	0	29
Total financial liabilities	1,507,479	1,314,907
0-30 | Undiscounted Cash Flows | Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	177,305	180,730
Central Bank of Brazil deposits	(22,349)	(30,763)
0-30 | Undiscounted Cash Flows | Interbank
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	410	1,497
0-30 | Undiscounted Cash Flows | Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	698,034	580,855
Central Bank of Brazil deposits	(109,035)	(84,567)
0-30 | Undiscounted Cash Flows | Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	135,383	124,920
Central Bank of Brazil deposits	(20,992)	(22,180)
0-30 | Undiscounted Cash Flows | Other deposits
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	621	6,491
0-30 | Undiscounted Cash Flows | Government securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	283,969	274,340
0-30 | Undiscounted Cash Flows | Corporate securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	34,569	27,191
0-30 | Undiscounted Cash Flows | Foreign
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	32,922	50,726
0-30 | Undiscounted Cash Flows | Forward
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	3,203	1,435
0-30 | Undiscounted Cash Flows | Options
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	513	3,902
0-30 | Undiscounted Cash Flows | Swaps
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	5,078	3,187
0-30 | Undiscounted Cash Flows | Other derivatives
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	2,614	2,251
31 – 365 | Undiscounted Cash Flows
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	82,363	132,640
Central Bank of Brazil deposits	(11,403)	(19,100)
Securities sold under repurchase agreements	34,833	23,772
Interbank market funds	60,270	114,859
Institutional market funds	11,324	15,436
Derivatives	17,187	29,805
Other financial liabilities	275	185
Total financial liabilities	194,849	297,597
31 – 365 | Undiscounted Cash Flows | Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Central Bank of Brazil deposits	0	0
31 – 365 | Undiscounted Cash Flows | Interbank
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	10,602	1,451
31 – 365 | Undiscounted Cash Flows | Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	71,761	131,189
Central Bank of Brazil deposits	(11,403)	(19,100)
31 – 365 | Undiscounted Cash Flows | Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Central Bank of Brazil deposits	0	0
31 – 365 | Undiscounted Cash Flows | Other deposits
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
31 – 365 | Undiscounted Cash Flows | Government securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	12,024	7,511
31 – 365 | Undiscounted Cash Flows | Corporate securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	22,636	15,642
31 – 365 | Undiscounted Cash Flows | Foreign
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	173	619
31 – 365 | Undiscounted Cash Flows | Forward
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	1,033	2
31 – 365 | Undiscounted Cash Flows | Options
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	3,951	14,825
31 – 365 | Undiscounted Cash Flows | Swaps
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	6,262	7,957
31 – 365 | Undiscounted Cash Flows | Other derivatives
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	5,941	7,021
366-720 | Undiscounted Cash Flows
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	11,753	14,588
Central Bank of Brazil deposits	(1,737)	(1,564)
Securities sold under repurchase agreements	2,639	572
Interbank market funds	39,307	33,650
Institutional market funds	69,055	54,277
Derivatives	12,023	12,566
Other financial liabilities	117	138
Total financial liabilities	133,157	114,227
366-720 | Undiscounted Cash Flows | Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Central Bank of Brazil deposits	0	0
366-720 | Undiscounted Cash Flows | Interbank
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	824	3,848
366-720 | Undiscounted Cash Flows | Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	10,929	10,740
Central Bank of Brazil deposits	(1,737)	(1,564)
366-720 | Undiscounted Cash Flows | Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Central Bank of Brazil deposits	0	0
366-720 | Undiscounted Cash Flows | Other deposits
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
366-720 | Undiscounted Cash Flows | Government securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	2,639	290
366-720 | Undiscounted Cash Flows | Corporate securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	0	282
366-720 | Undiscounted Cash Flows | Foreign
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	0	0
366-720 | Undiscounted Cash Flows | Forward
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	119	0
366-720 | Undiscounted Cash Flows | Options
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	1,496	1,065
366-720 | Undiscounted Cash Flows | Swaps
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	8,601	10,065
366-720 | Undiscounted Cash Flows | Other derivatives
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	1,807	1,436
Over 720 days | Undiscounted Cash Flows
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	11,083	18,118
Central Bank of Brazil deposits	(1,759)	(2,524)
Securities sold under repurchase agreements	151,901	77,597
Interbank market funds	52,411	60,238
Institutional market funds	92,451	100,802
Derivatives	29,142	32,267
Other financial liabilities	1,237	192
Total financial liabilities	336,466	286,690
Over 720 days | Undiscounted Cash Flows | Savings
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Central Bank of Brazil deposits	0	0
Over 720 days | Undiscounted Cash Flows | Interbank
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	2	770
Over 720 days | Undiscounted Cash Flows | Time deposit
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	11,081	17,348
Central Bank of Brazil deposits	(1,759)	(2,524)
Over 720 days | Undiscounted Cash Flows | Demand
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Central Bank of Brazil deposits	0	0
Over 720 days | Undiscounted Cash Flows | Other deposits
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	0	0
Over 720 days | Undiscounted Cash Flows | Government securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	151,898	76,463
Over 720 days | Undiscounted Cash Flows | Corporate securities
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	3	1,134
Over 720 days | Undiscounted Cash Flows | Foreign
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities sold under repurchase agreements	0	0
Over 720 days | Undiscounted Cash Flows | Forward
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	26	13
Over 720 days | Undiscounted Cash Flows | Options
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	2,442	796
Over 720 days | Undiscounted Cash Flows | Swaps
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	25,512	30,185
Over 720 days | Undiscounted Cash Flows | Other derivatives
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	R$ 1,162	R$ 1,273